Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Company's Income (Loss) Before Income Taxes and Tax Provisions
The components of the Company’s profit (loss) before income taxes are as follows:

	Year Ended
	December 31,
(in thousands)	2021	2020
Profit (loss) before income taxes:
Domestic	$3,685	$(18,269)
Foreign	226	395

Total	$3,911	$(17,874)

The components of the income tax provision are as follows:

	Year Ended December 31,
(in thousands)	2021	2020
Current Provision
Federal	$—	$—
State	1	5
Foreign	55	106

Total current provision	56	111

Deferred Provision
Federal	—	—
State	—	—
Foreign	—	—

Total deferred provision	—	—

Total income tax expense	$56	$111

Schedule of Overall Effective Income Tax Rate
The overall effective tax rate differs from the statutory federal tax rate as follows:

	Year Ended December 31,
	% of Pretax Profit (Loss)
	2021	2020
Statutory US federal rate	21.00%	21.00%
State income taxes, net of federal benefit	(51.05)	1.85
Stock-based compensation	26.08	(1.06)
Nondeductible expenses	1.44	(0.61)
Global intangible low-taxed income	1.17	(0.46)
Fair market value change in warrants and earn out liabilities	(337.50)	—
Transaction costs	(25.85)	—
Officer’s compensation (162(m))	26.36	—
Research and development credits	(11.95)	3.48
Valuation allowance	356.34	(25.18)
Change in statutory tax rate	(3.26)	(0.20)
Other rate items	(1.39)	0.24

Effective tax rate	1.39%	(0.94)%

Schedule of Components of the Company's Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets are as follows:

	December 31,
(in thousands)	2021	2020
Deferred tax assets
Amortization	174	23
Deferred revenue	577	318
Deferred expenses	446	280
Reserves	647	560
Accrued expenses	369	453
Stock compensation	2,138	372
Uniform capitalization	74	45
Net operating losses	27,846	16,266
Research and development credits	3,717	3,232

Gross deferred tax assets	$35,988	$21,546
Less: Valuation allowance	(36,009)	(21,507)
Deferred tax liabilities
Depreciation	21	(39)
Unrealized foreign currency loss	—	(3)

Net deferred tax assets	—	$—

Schedule of Deferred Income Tax Asset Valuation Allowance
The following table presents the changes in the balance of the Company’s deferred income tax asset valuation allowance:

	Year Ended December 31,
(in thousands)	2021	2020
Balance at beginning of year	$21,466	$17,001
Additions charged to expense	14,543	4,465

Balance at end of year	$36,009	$21,466